Consolidated Statements of Comprehensive Income - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement Of Income And Comprehensive Income [Abstract]
Net income	$ 2,006	$ 1,108	$ 1,033
Other comprehensive income (loss), net of tax:
Currency translation adjustments arising during the period	(189)	203	(35)
Foreign currency translation adjustments	(189)	203	(35)
Net unrealized gains (losses) arising during the period	(1)		3
Net unrealized gains (losses) on securities	(1)		3
Net unrealized gains (losses) arising during the period	(79)	56	(37)
Reclassification adjustment for (gains) losses included in net income	(16)		69
Net unrealized gains (losses) on derivatives	(95)	56	32
Net gains (losses) arising during the period	57	(12)	(35)
Amortization of prior service cost included in net periodic pension cost	1	1	1
Defined benefit pension plans	58	(11)	(34)
Other comprehensive income (loss), net of tax	(227)	248	(34)
Comprehensive income (loss)	1,779	1,356	999
Less: comprehensive income (loss) attributable to noncontrolling interest	6	2	1
Comprehensive income (loss) attributable to the Company's stockholders	$ 1,773	$ 1,354	$ 998